Non-cash Transactions	12 Months Ended
Dec. 31, 2021
Non Cash Transaction From Financing Activities [Abstract]
Non Cash Transactions
36.	NON-CASH TRANSACTIONS

Except for those disclosed in other notes, the Company entered into the following non-cash investing and financing activities:

	Year Ended December 31
Investing activities	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)
Increase in property, plant and equipment	$23,164	$25,195	$35,613
Changes in other payables	1,002	(1,684)	(280)
Acquisition of property, plant and equipment	$24,166	$23,511	$35,333

Increase in investment properties	$1	$1,359	$1
Trade-in investment properties from asset exchange transaction (Note 16)	—	(1,305)	—
Acquisition of investment properties	$1	$54	$1

Increase in intangible assets	$363	$48,605	$256
Changes in other assets	—	(1,000)	—
Acquisition of intangible assets	$363	$47,605	$256

Disposal of property, plant and equipment	$86	$307	$30
Gain (loss) on disposal of property, plant and equipment	(38)	1,428	(3)
Trade-in investment properties from asset exchange transaction (Note 16)	—	(1,305)	—
Changes in other payables	—	(80)	—
Changes in other current monetary assets	—	(31)	—
Proceeds from disposal of property, plant and equipment	$48	$319	$27

Disposal of financial assets at fair value through other comprehensive income	$—	$568	$2,705
Changes in other current monetary assets	—	(271)	271
Reclassified to investment accounted for using equity method	—	—	(64)
Proceeds from disposal of financial assets at fair value through other comprehensive income	$—	$297	$2,912

Financing activities

	Balance on January 1, 2019	Cash Flows from Financing Activities	Changes in Non-Cash Transactions		Cash Flows from Operation Activities - Interest Paid	Balance on December 31, 2019
			New Leases	Others
	NT$	NT$	NT$	NT$	NT$	NT$
(In Millions)
Lease liabilities	$10,340	$(3,728)	$3,803	$(572)	$(85)	$9,758

	Balance on January 1, 2020	Cash Flows from Financing Activities	Changes in Non-Cash Transactions			Cash Flows from Operation Activities - Interest Paid	Balance on December 31, 2020
			New Leases	Acquired by business combination (Note 14)	Others
	NT$	NT$	NT$	NT$	NT$	NT$	NT$
(In Millions)
Lease liabilities	$9,758	$(3,683)	$3,796	$71	$(265)	$(80)	$9,597

	Balance on January 1, 2021	Cash Flows from Financing Activities	Changes in Non-Cash Transactions		Cash Flows from Operation Activities - Interest Paid	Balance on December 31, 2021
			New Leases	Others
	NT$	NT$	NT$	NT$	NT$	NT$
(In Millions)
Lease liabilities	$9,597	$(3,729)	$4,669	$(195)	$(69)	$10,273